Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials		$ 46,009
Finished goods	635,989	251,869
Installation projects in process		67,602
Inventory, net	$ 635,989	$ 365,480